Risks Arising From Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged	$ 14,281.0	$ 18,258.0	[1]
Description of methods to use sensitivity analysis is assessed	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2022 and at 31 December 2021 for the applicable Money Market Rates of the selected currencies. The sensitivity analysis does not include any spread applicable to the company’s funding.
Financial Liabilities	$ 109,707.0	116,790.0	[1]
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	5.2	5.4
Bank Overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	130.0	53.0	[1]
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 776.0	832.0
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ	15.00%
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged	$ 100.5
Gain recognized in the profit or loss	$ 296.0
Reasonable possible volatility rate	30.36%			26.51%
Positive/negative impact on profit before tax	$ 1,628.0	1,604.0
Equity price risk [member] | Share-Based Compensation Plan [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss	162.0
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities	$ 5,801.0
Proportion of company's financial liabilities	7.00%
Higher/lower interest expense	$ 38.0	8.0
Higher/lower interest income	68.0	44.0
Interest Rate Risk [Member] | Before hedging [Member] | Bank Overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities	$ 130.0	53.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description	There was no significant concentration of credit risks with any single counterparty as of 30 June 2022 and no single customer represented more than 10% of the total revenue of the group in 2022.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer	10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability	$ 600.0	$ 589.0
Grupo Modelo and SAB combinations [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss	$ 134.0

[1]	Amended to conform to 2022 presentation.